Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit/(Loss)	€ 65,279	€ (127,661)	€ (46,540)
Income taxes	35,802	30,702	14,983
Depreciation, amortization and impairment of assets	173,521	163,367	185,930
Financial income	(13,320)	(45,889)	(34,352)
Financial expenses	54,346	43,823	48,072
Foreign exchange losses/(gains)	7,869	7,791	(13,455)
Write downs and other provisions	14	19,487	6,178
Write downs of the provision for obsolete inventory	28,561	29,600	37,735
Result from investments accounted for using the equity method	(2,199)	(2,794)	4,205
Impairments of investments accounted for using the equity method	0	0	4,532
(Gains)/Losses arising from the disposal of fixed assets	(1,124)	1,153	1,091
Other non-cash expenses/(income), net	23,063	230,812	(27,698)
Change in inventories	(103,112)	(27,554)	(39,486)
Change in trade receivables	(15,623)	(12,294)	35,675
Change in trade payables including customer advances	43,511	31,426	(38,485)
Change in current and non-current provisions for risks and charges	(29,102)	(5,498)	(4,633)
Change in employee benefits	(8,676)	(13,456)	(2,360)
Change in other operating assets and liabilities	(38,216)	38,927	(3,038)
Interest paid	(24,938)	(17,487)	(21,023)
Income taxes paid	(49,258)	(63,300)	(36,425)
Net cash flows from operating activities	146,398	281,155	70,906
Investing activities
Payments for property plant and equipment	(49,114)	(79,699)	(27,630)
Proceeds from disposals of property plant and equipment	0	3,791	1,125
Payments for intangible assets	(24,185)	(14,627)	(11,524)
Proceeds from disposals of non-current financial assets	2,585	1,536	45,979
Payments for purchases of non-current financial assets	(111)	(4,431)	0
Proceeds from disposals of current financial assets and derivative instruments	46,487	92,021	253,201
Payments for acquisitions of current financial assets and derivative instruments	(32,412)	(76,058)	(166,334)
Business combinations, net of cash acquired	(585)	(4,224)	(2,245)
Acquisition of investments accounted for using the equity method	0	(313)	0
Net cash flows (used in)/from investing activities	(57,335)	(82,004)	92,572
Financing activities
Proceeds from borrowings	0	123,570	265,352
Repayments of borrowings	(159,719)	(160,210)	(221,029)
Repayments of other non-current financial liabilities	(3,919)	(4,287)	0
Payments of lease liabilities	(121,633)	(100,611)	(90,699)
Proceeds from capital contribution from Monterubello	10,923	0	0
Sale of shares held in treasury	3,390	6,343	0
Purchase of own shares	0	(384)	(945)
Dividends to owners of the parent	(21,852)	(102)	0
Dividends paid to non-controlling interests	(4,187)	(548)	(1,731)
Purchase of own shares from Monterubello	0	(455,000)	0
Proceeds from issuance of ordinary shares upon Business Combination	0	310,739	0
Proceeds from issuance of ordinary shares to PIPE Investors	0	331,385	0
Payments of transaction costs related to the Business Combination	0	(48,475)	0
Cash distributed as part of the Disposition	0	(26,272)	0
Payments for acquisition of non-controlling interests	0	(40,253)	0
Net cash flows used in financing activities	(296,997)	(64,105)	(49,052)
Effects of exchange rate changes on cash and cash equivalents	2,464	7,454	(7,761)
Net (decrease)/increase in cash and cash equivalents	(205,470)	142,500	106,665
Cash and cash equivalents at beginning of period	459,791	317,291	210,626
Cash and cash equivalents at end of period	€ 254,321	€ 459,791	€ 317,291